Stockholders' Equity (Deficit) (Warrants) (Detail Textuals 2) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) Consultant $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Apr. 30, 2014 $ / shares shares	Mar. 31, 2014 $ / shares shares	Dec. 31, 2012 $ / shares
Stockholders Equity Note [Line Items]
Number of warrants called by common stock								6,000,000
Exercised warrants			(2,500)
Exercise price of warrants | $ / shares		$ 1.19	$ 1.19		$ 1.19	$ 1.29		$ 0.75	$ 1.71
Fair Value Adjustment of Warrants | $			$ (3,643)	$ 769	$ (13)	$ (151)
Number of stock issued upon net share exercises					1,320,000
Number of stock issued on cash exercises of warrants					80,000
Warrants
Stockholders Equity Note [Line Items]
Number of warrants called by common stock						5,000,000
Exercised warrants	2,500
Exercise price of warrants | $ / shares	$ 0.28					$ 0.28
Fair value of unvested warrants | $		$ 30			$ 30
Warrants | Consultant
Stockholders Equity Note [Line Items]
Number of warrants called by common stock		117,000			117,000	100,000
Number of consultant | Consultant		5
Exercise price of warrants | $ / shares						$ 0.48
Warrants, vesting period						2 years
Warrants | Vendor
Stockholders Equity Note [Line Items]
Number of warrants called by common stock			102,000				75,000
Exercise price of warrants | $ / shares							$ 0.89
Fair Value Adjustment of Warrants | $			$ 65		$ 50